INVESTMENT IN ASSOCIATED COMPANIES - Movement in allowance for expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 6,988
Ending balance	$ 3,266	$ 6,988
River Box
Financing Receivable, Allowance for Credit Loss [Line Items]
Participation in equity method investee (percent)	49.90%	49.90%	49.90%
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 396
Allowance recorded in net income of associated company	(18)
Ending balance	$ 378	$ 396